CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 02, 2022 USD ($) $ / shares	Jan. 03, 2021 USD ($) $ / shares
Profit or loss [abstract]
Net sales (note 27)	$ 2,922,570	$ 1,981,276
Cost of sales (note 17(c))	1,982,361	1,732,217
Gross profit	940,209	249,059
Selling, general and administrative expenses (note 17(a))	314,171	272,306
Reversal of impairment (Impairment) of trade accounts receivable	(2,617)	15,453
Restructuring and acquisition-related costs (note 18)	8,225	48,154
(Impairment reversal, net of write-downs)	(31,459)	93,989
Operating income (loss)	651,889	(180,843)
Financial expenses, net (note 15(c))	27,331	48,530
Earnings (loss) before income taxes	624,558	(229,373)
Income tax expense (recovery) (note 19)	17,375	(4,091)
Net earnings (loss)	607,183	(225,282)
Other comprehensive income (loss), net of related income taxes:
Cash flow hedges (note 15(d))	73,847	(8,503)
Actuarial (loss) gain on employee benefit obligations (note 13(a))	(21,678)	12,142
Other comprehensive income	52,169	3,639
Comprehensive income (loss)	$ 659,352	$ (221,643)
Earnings (loss) per share (note 20):
Basic (in dollars per share) | $ / shares	$ 3.08	$ (1.14)
Diluted (in dollars per share) | $ / shares	$ 3.07	$ (1.14)